Quarterly Holdings Report
for
Fidelity Advisor® Technology Fund
April 30, 2022
AFTF-NPRT3-0622
1.800330.118
Common Stocks - 96.5%
	Shares	Value ($)
Capital Markets - 0.0%
Financial Exchanges & Data - 0.0%
Coinbase Global, Inc. (a)	3,600	405,756
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	16,570	6,750,408
Communications Equipment - 4.3%
Communications Equipment - 4.3%
Cisco Systems, Inc.	3,483,000	170,597,340
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	2,163,455	3,526,432
Electronic Equipment & Components - 1.0%
Electronic Manufacturing Services - 1.0%
Flex Ltd. (a)	2,322,803	38,303,021
Entertainment - 0.4%
Movies & Entertainment - 0.4%
Netflix, Inc. (a)	92,066	17,525,684
Hotels, Restaurants & Leisure - 1.3%
Hotels, Resorts & Cruise Lines - 1.3%
Airbnb, Inc. Class A (a)	333,900	51,156,819
Interactive Media & Services - 0.9%
Interactive Media & Services - 0.9%
Kuaishou Technology Class B (a)(d)	40,900	333,981
Snap, Inc. Class A (a)	1,240,500	35,304,630
		35,638,611
Internet & Direct Marketing Retail - 0.0%
Internet & Direct Marketing Retail - 0.0%
Deliveroo PLC Class A (a)(d)	307,100	424,432
IT Services - 11.7%
Data Processing & Outsourced Services - 7.8%
Genpact Ltd.	795,100	32,018,677
MasterCard, Inc. Class A	470,800	171,079,304
PayPal Holdings, Inc. (a)	446,200	39,234,366
Visa, Inc. Class A	305,916	65,199,877
		307,532,224
Internet Services & Infrastructure - 3.2%
Okta, Inc. (a)	393,600	46,960,416
Shopify, Inc. Class A (a)	36,700	15,664,294
Twilio, Inc. Class A (a)	569,000	63,625,580
		126,250,290
IT Consulting & Other Services - 0.7%
Capgemini SA	143,500	29,213,594
TOTAL IT SERVICES		462,996,108
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	387,462	0
Oil, Gas & Consumable Fuels - 1.2%
Oil & Gas Refining & Marketing - 1.2%
Reliance Industries Ltd.	1,299,046	47,010,741
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	387,462	201,802
Road & Rail - 1.4%
Trucking - 1.4%
DiDi Global, Inc. ADR (e)	113,900	214,132
Lyft, Inc. (a)	713,642	23,264,729
TuSimple Holdings, Inc. (a)(e)	86,300	894,931
Uber Technologies, Inc. (a)	967,864	30,468,359
		54,842,151
Semiconductors & Semiconductor Equipment - 20.6%
Semiconductor Equipment - 1.9%
ASML Holding NV (Netherlands)	34,600	19,636,833
Teradyne, Inc.	536,000	56,526,560
		76,163,393
Semiconductors - 18.7%
GlobalFoundries, Inc.	1,075,700	56,248,353
Marvell Technology, Inc.	3,180,560	184,726,925
Microchip Technology, Inc.	819,700	53,444,440
NVIDIA Corp.	1,275,500	236,566,985
NXP Semiconductors NV	703,000	120,142,700
onsemi (a)	1,239,000	64,564,290
Taiwan Semiconductor Manufacturing Co. Ltd.	1,145,000	20,716,241
		736,409,934
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		812,573,327
Software - 28.7%
Application Software - 8.1%
Confluent, Inc. (e)	11,500	359,260
Intuit, Inc.	151,700	63,524,375
Pine Labs Private Ltd. (b)(c)	3,660	2,048,136
Procore Technologies, Inc. (a)	4,400	244,068
Qualtrics International, Inc. (a)	614,000	11,383,560
Salesforce.com, Inc. (a)	730,539	128,531,032
Workday, Inc. Class A (a)	282,300	58,351,410
Zoom Video Communications, Inc. Class A (a)	543,264	54,092,796
		318,534,637
Systems Software - 20.6%
Microsoft Corp.	2,720,200	754,909,904
Rapid7, Inc. (a)	275,900	26,353,968
Tenable Holdings, Inc. (a)	580,400	32,055,492
UiPath, Inc. Class A (a)	46,100	821,963
		814,141,327
TOTAL SOFTWARE		1,132,675,964
Technology Hardware, Storage & Peripherals - 24.7%
Technology Hardware, Storage & Peripherals - 24.7%
Apple, Inc.	6,157,916	970,795,455
IonQ, Inc. (b)	119,300	938,891
		971,734,346
TOTAL COMMON STOCKS (Cost $2,429,299,536)		3,806,362,942

Preferred Stocks - 1.9%
	Shares	Value ($)
Convertible Preferred Stocks - 1.6%
Aerospace & Defense - 0.3%
Aerospace & Defense - 0.3%
Relativity Space, Inc. Series E (b)(c)	482,616	10,299,025

Communications Equipment - 0.1%
Communications Equipment - 0.1%
Meesho Series F (b)(c)	46,600	3,572,929
Xsight Labs Ltd. Series D (a)(b)(c)	101,300	757,724
		4,330,653
Electronic Equipment & Components - 0.3%
Electronic Equipment & Instruments - 0.3%
Enevate Corp. Series E (a)(b)(c)	9,477,386	10,507,426

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (b)(c)	500	275,312

Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc.:
Series D(a)(b)(c)	94,300	3,738,995
Series E(b)(c)	5,300	210,145
Series F(b)(c)	154,614	6,130,445
		10,079,585
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc. Series G (a)(b)(c)	14,100	4,752,969
Instacart, Inc. Series I (a)(b)(c)	29,110	1,887,784
		6,640,753
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	26,036	3,334,431

Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	151,757	4,276,512

Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	81,762	1,348,901

Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(c)	135,400	410,262

Semiconductors - 0.0%
SiMa.ai:
Series B(b)(c)	231,000	1,637,998
Series B1(b)(c)	15,473	109,718
		1,747,716
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,157,978

Software - 0.2%
Application Software - 0.2%
Databricks, Inc.:
Series G(a)(b)(c)	12,600	2,108,610
Series H(b)(c)	33,262	5,566,396
		7,675,006
Systems Software - 0.0%
Nuvia, Inc. Series B (a)(b)	678,052	554,118
Tenstorrent, Inc. Series C1 (b)(c)	6,600	371,448
		925,566
TOTAL SOFTWARE		8,600,572

TOTAL CONVERTIBLE PREFERRED STOCKS		61,851,148
Nonconvertible Preferred Stocks - 0.3%
Software - 0.3%
Application Software - 0.3%
Pine Labs Private Ltd.:
Series 1(b)(c)	8,747	4,894,821
Series A(b)(c)	2,186	1,223,286
Series B(b)(c)	2,378	1,330,729
Series B2(b)(c)	1,923	1,076,111
Series C(b)(c)	3,578	2,002,249
Series C1(b)(c)	754	421,938
Series D(b)(c)	806	451,038
		11,400,172
TOTAL PREFERRED STOCKS (Cost $72,631,804)		73,251,320

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. 0% 1/29/23 (b)(c)	4,035,056	4,035,056
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g)	370,000	370,000
TOTAL PREFERRED SECURITIES (Cost $4,405,056)		4,405,056

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (h)	49,663,732	49,673,665
Fidelity Securities Lending Cash Central Fund 0.32% (h)(i)	1,064,178	1,064,284
TOTAL MONEY MARKET FUNDS (Cost $50,737,949)		50,737,949

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,557,074,345)	3,934,757,267
NET OTHER ASSETS (LIABILITIES) - 0.2%	7,922,087
NET ASSETS - 100.0%	3,942,679,354

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,169,835 or 2.1% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $758,413 or 0.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	8,245,741
Astera Labs, Inc. Series C	8/24/21	455,188
ByteDance Ltd. Series E1	11/18/20	2,852,873
Convoy, Inc. Series D	10/30/19	1,107,057
Databricks, Inc. Series G	2/01/21	2,234,836
Databricks, Inc. Series H	8/31/21	7,332,688
Diamond Foundry, Inc. Series C	3/15/21	3,642,168
Discord, Inc. Series I	9/15/21	275,312
Enevate Corp. Series E	1/29/21	10,507,436
Enevate Corp. 0% 1/29/23	1/29/21	4,035,056
GoBrands, Inc. Series G	3/02/21	3,521,014
Instacart, Inc. Series I	2/26/21	3,638,750
IonQ, Inc.	3/07/21	1,193,000
Meesho Series F	9/21/21	3,572,929
Nuvia, Inc. Series B	3/16/21	554,115
Pine Labs Private Ltd.	6/30/21	1,364,668
Pine Labs Private Ltd. Series 1	6/30/21	3,261,406
Pine Labs Private Ltd. Series A	6/30/21	815,072
Pine Labs Private Ltd. Series B	6/30/21	886,661
Pine Labs Private Ltd. Series B2	6/30/21	717,010
Pine Labs Private Ltd. Series C	6/30/21	1,334,093
Pine Labs Private Ltd. Series C1	6/30/21	281,136
Pine Labs Private Ltd. Series D	6/30/21	300,525
Reddit, Inc. Series D	2/04/19	2,045,018
Reddit, Inc. Series E	5/18/21	225,113
Reddit, Inc. Series F	8/11/21	9,554,279
Relativity Space, Inc. Series E	5/27/21	11,020,585
SiMa.ai Series B	5/10/21	1,184,429
SiMa.ai Series B1	4/25/22	109,718
Tenstorrent, Inc. Series C1	4/23/21	392,398
Tenstorrent, Inc. 0%	4/23/21	370,000
Xsight Labs Ltd. Series D	2/16/21	809,995

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	24,905,035	568,645,525	543,876,895	26,999	-	-	49,673,665	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	3,619,384	235,948,260	238,503,360	50,458	-	-	1,064,284	0.0%
Total	28,524,419	804,593,785	782,380,255	77,457	-	-	50,737,949

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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